Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Investment in Associates and Joint Ventures

	Associates $m	Joint ventures $m	Total $m
Cost
At 1 January 2017	113	26	139
Additions	47	—	47
Share of profits/(losses)	2	1	3
Disposals	(9)	—	(9)
Distributions	(4)	—	(4)
Exchange and other adjustments	2	—	2

At 31 December 2017	151	27	178
Additions	3	—	3
Share of profits/(losses)	(6)	5	(1)
Distributions	(5)	(32)	(37)
Exchange	(3)	—	(3)

At 31 December 2018	140	0	140

Impairment
At 1 January 2017	(28)	—	(28)
Charge for the year	(18)	—	(18)

Disposals	9	—	9
At 31 December 2017	(37)	—	(37)
Exchange	1	—	1

At 31 December 2018	(36)	0	(36)

Net book value
At 31 December 2018	104	0	104
At 31 December 2017	114	27	141
At 1 January 2017	85	26	111

Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures

The summarised aggregated financial information for individually immaterial associates and joint ventures is set out below. These are mainly investments in entities that own hotels which the Group manages.

	Associates			Joint ventures			Total
	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m
Share of profits/(losses)
Operating profits before exceptional items	2	6	5	5	1	1	7	7	6

Barclay associate [member]
Statement [LineItems]
Summary of Financial Information of Material Associate Investment

Summarised financial information in respect of the Barclay associate is set out below:

	31 December 2018 $m	31 December 2017 $m
Non-current assets	529	540
Current assets	70	41
Current liabilities	(17)	(19)
Non-current liabilities	(319)	(287)

Net assets	263	275

Group share of reported net assets at 19.9%	52	55
Adjustments to reflect capitalised costs, and additional rights and obligations under the shareholder agreement	7	10

Carrying amount	59	65

	12 months to 31 December 2018 $m	12 months to 31 December 2017 $m
Revenue	103	90
Loss for the period	(13)	(16)
Group’s share of loss for the period, including the cost of funding owner returns	(8)	(4)